Condensed Consolidated Statements of Comprehensive (Loss) Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ (4)	$ (16)	$ 324	$ 118	$ 214
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(18)	29	13	(43)	(24)
Gain recognized from pension and postretirement benefits	4		(108)	(29)	(6)
Net gain (loss) from cash flow hedge activity	1		0	1	18
Other comprehensive (loss) income	(13)	29	(95)	(71)	(12)
Comprehensive income			229	47	202
Comprehensive income attributable to noncontrolling interest			1	0	1
Comprehensive (loss) income	$ (17)	$ 13	$ 230	$ 47	$ 203